united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.4%
	EQUITY FUNDS - 92.4%
2,485,196	Consumer Discretionary Select Sector SPDR Fund ^	$ 198,915,088
3,719,568	Consumer Staples Select Sector SPDR Fund ^	197,918,213
2,949,350	Energy Select Sector SPDR Fund ^	208,253,603
8,355,632	Financial Select Sector SPDR Fund ^	161,263,698
2,704,283	Health Care Select Sector SPDR Fund ^	195,005,847
3,452,830	Industrial Select Sector SPDR Fund ^	201,576,215
4,205,850	Materials Select Sector SPDR Fund ^ #	200,829,338
1,180,183	Real Estate Select Sector SPDR Fund ^	38,674,589
4,193,402	Technology Select Sector SPDR Fund ^	200,360,748
3,898,250	Utilities Select Sector SPDR Fund ^	190,975,268
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,647,065,973)	1,793,772,607

Contracts *
	PURCHASED OPTIONS - 8.8%
	PURCHASED CALL OPTIONS - 3.5%
467	S&P 500 Index, Exipration October 2016, Exercise Price $2,325 +	9,340
3,900	S&P 500 Index, Exipration November 2016, Exercise Price $2,130 +	24,492,000
5,605	S&P 500 Index, Exipration November 2016, Exercise Price $2,150 +	27,212,275
5,605	S&P 500 Index, Exipration November 2016, Exercise Price $2,200 +	10,677,525
3,900	S&P 500 Index, Exipration November 2016, Exercise Price $2,210 +	5,733,000
650	S&P 500 Index, Exipration November 2016, Exercise Price $2,285 +	45,500
1,100	S&P 500 Index, Exipration November 2016, Exercise Price $2,305 +	33,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $59,257,231)	68,202,640

	PURCHASED PUT OPTIONS - 5.3%
467	S&P 500 Index, Exipration October 2016, Exercise Price $1,525 +	4,670
650	S&P 500 Index, Exipration November 2016, Exercise Price $1,980 +	520,000
1,100	S&P 500 Index, Exipration November 2016, Exercise Price $2,010 +	1,144,000
6,545	S&P 500 Index, Exipration December 2017, Exercise Price $2,025 +	77,427,350
498	S&P 500 Index, Exipration December 2017, Exercise Price $2,100 +	7,123,890
786	S&P 500 Index, Exipration December 2017, Exercise Price $2,150 +	12,713,550
343	S&P 500 Index, Exipration December 2017, Exercise Price $2,050 +	4,320,085
	TOTAL PUT OPTIONS PURCHASED (Cost - $164,995,435)	103,253,545

	TOTAL PURCHASED OPTIONS (Cost - $224,252,666)	171,456,185

Shares
	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
57,324,111	Dreyfus Treasury Cash Management - Institutional Class, 0.21% **	57,324,111
	TOTAL SHORT TERM INVESTMENTS (Cost - $57,324,111)

	TOTAL INVESTMENTS - 104.2% (Cost - $1,928,642,750)(a)	$ 2,022,552,903
	CALL OPTIONS WRITTEN - (3.5) % (Premiums received - $60,731,730)	(68,144,025)
	PUT OPTIONS WRITTEN - (0.5) % (Premiums received - $13,894,942)	(9,908,525)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(3,828,087)
	NET ASSETS - 100.0%	$ 1,940,672,266
Contracts *
	OPTIONS WRITTEN - (4.0) %
	CALL OPTIONS WRITTEN - (3.5) %
7,800	S&P 500 Index, Exipration November 2016, Exercise Price $2,170 +	27,729,000
11,210	S&P 500 Index, Exipration November 2016, Exercise Price $2,175 +	36,432,500
467	S&P 500 Index, Exipration November 2016, Exercise Price $2,225 +	431,975
650	S&P 500 Index, Exipration November 2016, Exercise Price $2,235+	419,250
2,050	S&P 500 Index, Exipration November 2016, Exercise Price $2,250 +	727,750
1,100	S&P 500 Index, Exipration November 2016, Exercise Price $2,255 +	313,500
1,960	S&P 500 Index, Exipration December 2016, Exercise Price $2,250 +	695,800
1,950	S&P 500 Index, Exipration December 2016, Exercise Price $2,260 +	1,394,250
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $60,731,730)	68,144,025

	PUT OPTIONS WRITTEN - (0.5) %
467	S&P 500 Index, Exipration November 2016, Exercise Price $1,960 +	315,225
2,050	S&P 500 Index, Exipration November 2016, Exercise Price $1,975 +	1,568,250
650	S&P 500 Index, Exipration November 2016, Exercise Price $2,030 +	806,000
1,100	S&P 500 Index, Exipration November 2016, Exercise Price $2,060 +	1,765,500
1,960	S&P 500 Index, Exipration December 2016, Exercise Price $1,950 +	2,557,800
1,950	S&P 500 Index, Exipration December 2016, Exercise Price $1,970 +	2,895,750
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $13,894,942)	9,908,525

	TOTAL OPTIONS WRITTEN (Premiums received - $74,626,672)	78,052,550

SPDR - Standard & Poor's Depositary Receipts
^ All or a portion of the security is held as collateral for written call and put options.
# Affiliated issuer.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $1,832,182,409 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 189,351,595
	Unrealized depreciation:	(77,033,651)
	Net unrealized appreciation	$ 112,317,944

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 90.4%
	EQUITY FUNDS - 90.4%
534,961	iShares MSCI Emerging Markets ETF ^	$ 20,034,289
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,923,847)

Contracts *
	PURCHASED OPTIONS - 11.3%
	PURCHASED CALL OPTIONS - 3.5%
44	S&P 500 Index, Expiration November 2016, Exercise Price $2,130 +	276,320
64	S&P 500 Index, Expiration November 2016, Exercise Price $2,150 +	310,720
64	S&P 500 Index, Expiration November 2016, Exercise Price $2,200 +	121,920
44	S&P 500 Index, Expiration November 2016, Exercise Price $2,210 +	64,680
7	S&P 500 Index, Expiration November 2016, Exercise Price $2,285 +	490
	TOTAL CALL OPTIONS PURCHASED (Cost - $671,837)	774,130

	PURCHASED PUT OPTIONS - 7.8%
415	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $33 +	96,488
2,134	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $35 +	656,205
2,801	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $36 +	980,350
7	S&P 500 Index, Expiration November 2016, Exercise Price $1,980 +	5,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,835,325)	1,738,643

	TOTAL PURCHASED OPTIONS (Cost - $2,507,162)	2,512,773

Shares
	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 4.3%
949,799	Dreyfus Treasury Cash Management - Institutional Class, 0.21% **	949,799
	TOTAL SHORT TERM INVESTMENTS (Cost - $949,799)

	TOTAL INVESTMENTS - 106.0% (Cost - $23,380,808)(a)	$ 23,496,861
	CALL OPTIONS WRITTEN - (3.6) % (Premiums received - $681,711)	(798,980)
	PUT OPTIONS WRITTEN - (0.4) % (Premiums received - $83,567)	(82,180)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0) %	(439,565)
	NET ASSETS - 100.0%	$ 22,176,136
Contracts *
	OPTIONS WRITTEN - (4.0) %
	CALL OPTIONS WRITTEN - (3.6) %
2,625	iShares MSCI Emerging Markets ETF, Expiration November 2016, Exercise Price $40 +	65,625
88	S&P 500 Index, Expiration November 2016, Exercise Price $2,170 +	312,840
128	S&P 500 Index, Expiration November 2016, Exercise Price $2,175 +	416,000
7	S&P 500 Index, Expiration November 2016, Exercise Price $2,235 +	4,515
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $681,711)	798,980

	PUT OPTIONS WRITTEN - (0.4) %
2,625	iShares MSCI Emerging Markets ETF, Expiration November 2016, Exercise Price $34 +	73,500
7	S&P 500 Index, Expiration November 2016, Exercise Price $2,030 +	8,680
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $83,567)	82,180

	TOTAL OPTIONS WRITTEN (Premiums received - $765,278)	881,160

MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $22,802,191 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 208,464
	Unrealized depreciation:	(394,954)
	Net unrealized depreciation	$ (186,490)

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 91.8%
	EQUITY FUNDS - 91.8%
144,900	iShares MSCI EAFE ETF ^	$ 8,567,937
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $8,223,810)

Contracts *
	PURCHASED OPTIOSN - 9.4%
	PURCHASED CALL OPTIONS - 3.2%
17	S&P 500 Index, Expiration November 2016, Exercise Price $2,130 +	106,760
25	S&P 500 Index, Expiration November 2016, Exercise Price $2,150 +	121,375
25	S&P 500 Index, Expiration November 2016, Exercise Price $2,200 +	47,625
17	S&P 500 Index, Expiration November 2016, Exercise Price $2,210 +	24,990
3	S&P 500 Index, Expiration November 2016, Exercise Price $2,285 +	210
	TOTAL CALL OPTIONS PURCHASED (Cost - $261,190)	300,960

	PURCHASED PUT OPTIONS - 6.2%
167	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $51 +	46,342
11	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $52 +	3,278
164	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $53 +	53,710
117	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $55 +	45,923
990	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $56 +	425,700
3	S&P 500 Index, Expiration November 2016, Exercise Price $1,980 +	2,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $887,722)	577,353

	TOTAL PURCHASED OPTIONS (Cost - $1,148,912)	878,313
Shares
	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
728,346	Dreyfus Treasury Cash Management - Institutional Class, 0.21% ^ **	728,346
	TOTAL SHORT TERM INVESTMENTS (Cost - $728,346)

	TOTAL INVESTMENTS - 109.0% (Cost - $10,101,068)(a)	$ 10,174,596
	CALL OPTIONS WRITTEN - (3.1) % (Premiums received - $259,415)	(290,489)
	PUT OPTIONS WRITTEN - (0.2) % (Premiums received - $45,759)	(21,864)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7) %	(530,753)
	NET ASSETS - 100.0%	$ 9,331,490
Contracts *
	OPTIONS WRITTEN - (3.3) %
	CALL OPTIONS WRITTEN - (3.1) %
648	iShares MSCI EAFE ETF, Expiration November 2016, Exercise Price $63 +	5,184
34	S&P 500 Index, Expiration November 2016, Exercise Price $2,170 +	120,870
50	S&P 500 Index, Expiration November 2016, Exercise Price $2,175 +	162,500
3	S&P 500 Index, Expiration November 2016, Exercise Price $2,235 +	1,935
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $259,415)	290,489

	PUT OPTIONS WRITTEN - (0.2) %
648	iShares MSCI EAFE ETF, Expiration November 2016, Exercise Price $54 +	18,144
3	S&P 500 Index, Expiration November 2016, Exercise Price $2,030 +	3,720
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $45,759)	21,864

	TOTAL OPTIONS WRITTEN (Premiums received - $305,174)	312,353

EAFE - Europe, Australasia and Far East
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $9,795,753 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 412,245
	Unrealized depreciation:	(345,755)
	Net unrealized appreciation	$ 66,490

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 91.5%
	EQUITY FUNDS - 91.5%
73,000	iShares Russell 2000 ETF ^	$ 9,067,330
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $8,088,010)

Contracts *
	PURCHASED OPTIONS - 9.4%
	PURCHASED CALL OPTIONS - 3.3%
19	S&P 500 Index, Expiration November 2016, Exercise Price $2,130 +	119,320
27	S&P 500 Index, Expiration November 2016, Exercise Price $2,150 +	131,085
27	S&P 500 Index, Expiration November 2016, Exercise Price $2,200 +	51,435
19	S&P 500 Index, Expiration November 2016, Exercise Price $2,210 +	27,930
3	S&P 500 Index, Expiration November 2016, Exercise Price $2,285 +	210
	TOTAL CALL OPTIONS PURCHASED (Cost - $286,164)	329,980

	PURCHASED PUT OPTIONS - 6.1%
24	Russell 2000 Index, Expiration December 2017, Exercise Price $1,100 +	151,320
9	Russell 2000 Index, Expiration December 2017, Exercise Price $1,150 +	69,840
40	Russell 2000 Index, Expiration December 2017, Exercise Price $1,200 +	379,800
3	S&P 500 Index, Expiration November 2016, Exercise Price $1,980 +	2,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $834,369)	603,360

	TOTAL OPTIONS PURCHASED (Cost - $1,120,533)	933,340
Shares
	SHORT-TERM INVESTMENTS - 7.1%
	MONEY MARKET FUND - 7.1%
701,742	Dreyfus Treasury Cash Management - Institutional Class, 0.21% ^ **	701,742
	TOTAL SHORT TERM INVESTMENTS (Cost - $701,742)

	TOTAL INVESTMENTS - 108.0% (Cost - $9,910,285)(a)	$ 10,702,412
	CALL OPTIONS WRITTEN - (3.5) % (Premiums received - $312,147)	(344,170)
	PUT OPTIONS WRITTEN - (0.6) % (Premiums received - $84,499)	(65,860)
	OTHER ASSETS LESS LIABILITIES - (3.9) %	(382,964)
	NET ASSETS - 100.0%	$ 9,909,418
Contracts *
	OPTIONS WRITTEN - (4.1) %
	CALL OPTIONS WRITTEN - (3.5) %
34	Russell 2000 Index, Expiration November 2016, Exercise Price $1,330 +	8,245
36	Russell 2000 Index, Expiration December 2016, Exercise Price $1,330 +	23,400
38	S&P 500 Index, Expiration November 2016, Exercise Price $2,170 +	135,090
54	S&P 500 Index, Expiration November 2016, Exercise Price $2,175 +	175,500
3	S&P 500 Index, Expiration November 2016, Exercise Price $2,235 +	1,935
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $312,147)	344,170

	PUT OPTIONS WRITTEN - (0.6) %
34	Russell 2000 Index, Expiration November 2016, Exercise Price $1,120 +	20,740
36	Russell 2000 Index, Expiration December 2016, Exercise Price $1,120 +	41,400
3	S&P 500 Index, Expiration November 2016, Exercise Price $2,030 +	3,720
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $84,499)	65,860

	TOTAL OPTIONS WRITTEN (Premiums received - $396,646)	410,030

^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including purchased options and written options is $9,271,526 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,020,856
	Unrealized depreciation:	-
	Net unrealized appreciation	$ 1,020,856

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds' investments carried at fair value:

Swan Defined Risk Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,793,772,607	$ -	$ -	$ 1,793,772,607
Purchased Call Options	-	68,202,640	-	68,202,640
Purchased Put Options	-	103,253,545	-	103,253,545
Short Term Investments	57,324,111	-	-	57,324,111
Total	$ 1,851,096,718	$ 171,456,185	$ -	$ 2,022,552,903
Liabilities *
Call Options Written	$ -	$ 68,144,025	$ -	$ 68,144,025
Put Options Written	-	9,908,525	-	9,908,525
Total	$ -	$ 78,052,550	$ -	$ 78,052,550

Swan Defined Risk Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,034,289	$ -	$ -	$ 20,034,289
Purchased Call Options	-	774,130	-	774,130
Purchased Put Options	1,733,043	5,600	-	1,738,643
Short Term Investments	949,799	-	-	949,799
Total	$ 22,717,131	$ 779,730	$ -	$ 23,496,861
Liabilities
Call Options Written	$ 65,625	$ 733,355	$ -	$ 798,980
Put Options Written	73,500	8,680	-	82,180
Total	$ 139,125	$ 742,035	$ -	$ 881,160

Swan Defined Risk Foreign Developed Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,567,937	$ -	$ -	$ 8,567,937
Purchased Call Options	-	300,960	-	300,960
Purchased Put Options	574,953	2,400	-	577,353
Short Term Investments	728,346	-	-	728,346
Total	$ 9,871,236	$ 303,360	$ -	$ 10,174,596
Liabilities *
Call Options Written	$ 5,184	$ 285,305	$ -	$ 290,489
Put Options Written	18,144	3,720	-	21,864
Total	$ 23,328	$ 289,025	$ -	$ 312,353

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Swan Defined Risk U.S. Small Cap Fund Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,067,330	$ -	$ -	$ 9,067,330
Purchased Call Options	-	329,980		329,980
Purchased Put Options	-	603,360	-	603,360
Short Term Investments	701,742	-	-	701,742
Total	$ 9,769,072	$ 933,340	$ -	$ 10,702,412
Liabilities *
Call Options Written	$ -	$ 344,170	$ -	$ 344,170
Put Options Written	-	65,860	-	65,860
Total	$ -	$ 410,030	$ -	$ 410,030

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Options Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Unrealized Appreciation/Depreciation on Derivatives
Swan Defined Risk Fund	Equity Contracts
Purchased Options	(52,796,481)
Written Options	(3,425,878)
Swan Defined Risk Emerging Markets Fund	Equity Contracts
Purchased Options	5,611
Written Options	(115,882)
Swan Defined Risk Foreign Developed Fund	Equity Contracts
Purchased Options	(270,599)
Written Options	(7,178)
Swan Defined Risk U.S. Small Cap Fund	Equity Contracts
Purchased Options	(187,193)
Written Options	(13,384)

Transactions in option contracts written for the Funds during the period ended September 30, 2016 were as follows:

Swan Defined Risk Fund
	Contracts	Premiums Received
Outstanding at Beginning of Period	$ 16,000	$ 21,156,292
Options Written	96,202	203,445,647
Options Closed	(72,030)	(148,153,339)
Options Exercised	-	-
Options Expired	(4,808)	(1,821,928)
Outstanding at End of Period	$ 35,364	$ 74,626,672

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Swan Defined Risk Emerging Markets Fund
	Contracts	Premiums Received
Outstanding at Beginning of Period	$ 9,616	$ 343,570
Options Written	35,053	2,625,110
Options Closed	(39,137)	(2,183,698)
Options Exercised	-	-
Options Expired	(52)	(19,704)
Outstanding at End of Period	$ 5,480	$ 765,278

Swan Defined Risk Foreign Developed Fund
	Contracts	Premiums Received
Outstanding at Beginning of Period	$ 1,848	$ 102,473
Options Written	7,691	895,870
Options Closed	(8,133)	(685,573)
Options Exercised	-	-
Options Expired	(20)	(7,596)
Outstanding at End of Period	$ 1,386	$ 305,174

Swan Defined Risk U.S. Small Cap Fund
	Contracts	Premiums Received
Outstanding at Beginning of Period	$ 106	$ 125,221
Options Written	519	894,728
Options Closed	(371)	(617,227)
Options Exercised	-	-
Options Expired	(16)	(6,076)
Outstanding at End of Period	$ 238	$ 396,646

The notional value of the derivative instruments as of September 30, 2016 as disclosed in the Portfolio of Investments serve as indicators of the volume of the derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 11/28/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/28/2016